Supplemental Consolidated Financial Results on Unaudited Pro Forma Basis (Detail) - Activision Blizzard, Inc. - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Business Combination [Line Items]
Revenue	$ 247,442	$ 219,790
Net income	$ 88,308	$ 71,383
Diluted earnings per share	$ 11.82	$ 9.55